Loans, borrowings and bank overdrafts	12 Months Ended
Mar. 31, 2025
Text Blocks Abstract
Loans, borrowings and bank overdrafts

14. Loans, borrowings and bank overdrafts

	As at March 31,
	2024		2025
Non-current
Unsecured Notes 2026 (1)	₹	62,300	₹	63,954
	₹	62,300	₹	63,954
Current
Borrowings from banks	₹	79,164	₹	97,863
Bank overdrafts		2	^
	₹	79,166	₹	97,863
	₹	141,466	₹	161,817

^ Value is less than 0.5

(1)
On June 23, 2021, Wipro IT Services LLC, a wholly owned step-down subsidiary of Wipro Limited, issued U.S.$ 750 million in unsecured notes 2026 (the “Notes”). The Notes bear interest at a rate of 1.50% per annum and will mature on June 23, 2026. Interest on the Notes is payable semi-annually on June 23 and December 23 of each year, commencing from December 23, 2021. The Notes are listed on Singapore Exchange Securities Trading Limited (SGX-ST).

Short-term loans, borrowings and bank overdrafts

The Company had loans, borrowings and bank overdrafts amounting to ₹ 79,166 and ₹ 97,863, as at March 31, 2024 and 2025, respectively. The principal source of borrowings from banks as at March 31, 2025 primarily consists of lines of credit of approximately ₹ 88,485, U.S. Dollar (U.S.$) 520 million, Saudi Riyal (SAR) 120 million, Pound Sterling (GBP) 7 million, Bahraini Dinar (BHD) 1 million, Australian Dollar (AUD $) 75 million, Thai Baht (THB) 5 million, Brazilian Real (BRL) 7 million, Indonesian Rupiah (IDR) 13,000 million, Qatari Riyal (QAR) 10 million and Mexican Peso (MXN) 33 million from bankers for working capital requirements and other short-term needs.

As at March 31, 2025, the Company has unutilized lines of credit aggregating ₹ 27,985, U.S.$ 130 million, SAR 120 million, GBP 7 million, BHD 1 million, THB 5 million, BRL 7 million, IDR 13,000 million, QAR 10 million and MXN 33 million. To utilize these unused lines of credit, the Company requires consent of the lender and compliance with certain financial covenants. Significant portion of these lines of credit are revolving credit facilities and floating rate foreign currency loans, renewable on a periodic basis.

Significant portion of these facilities bear floating rates of interest, referenced to country specific official benchmark interest rates and a spread, determined based on market conditions.

Long-term loans and borrowings

	As at March 31, 2024			As at March 31, 2025
	Foreign currency in millions	Indian Rupee		Foreign currency in millions	Indian Rupee		Final maturity
Unsecured Notes 2026	U.S.$ 747	₹	62,300	U.S.$ 748	₹	63,954	June-26
		₹	62,300		₹	63,954

Non-current portion of long-term loans and borrowings		₹	62,300		₹	63,954
Current portion of long-term loans and borrowings			-			-

Refer to Note 26 for interest expense on loans, borrowings and bank overdrafts.

Cash and non-cash changes in liabilities arising from financing activities:

					Non-cash changes
	April 1, 2023		Cash flow		Net additions to Lease Liabilities		Effective interest rate adjustment		Foreign exchange movements		March 31, 2024
Borrowings	₹	150,074	₹	(10,057)	₹	-	₹	112	₹	1,335	₹	141,464
Lease Liabilities		24,573		(10,060)		8,438		-		232		23,183
	₹	174,647	₹	(20,117)	₹	8,438	₹	112	₹	1,567	₹	164,647

					Non-cash changes
	April 1, 2024		Cash flow		Net additions to Lease Liabilities		Effective interest rate adjustment		Foreign exchange movements		March 31, 2025
Borrowings	₹	141,464	₹	17,923	₹	-	₹	114	₹	2,316	₹	161,817
Lease Liabilities		23,183		(10,474)		17,270		-		239		30,218
	₹	164,647	₹	7,449	₹	17,270	₹	114	₹	2,555	₹	192,035

Non-fund based

The Company has non-fund based revolving credit facilities in various currencies equivalent to ₹ 48,536 and ₹ 49,634, as at March 31, 2024 and 2025, respectively, towards operational requirements that can be used for the issuance of letters of credit and bank guarantees. As at March 31, 2024, and 2025, an amount of ₹ 35,081, and ₹ 36,524, respectively, was unutilized out of these non-fund based facilities.